Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value Adjustment Of Warrant	$ (160,417)	$ (3,850,000)	$ (8,983,333)	$ (3,275,000)
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers between levels	$ 0	$ 0	$ 0	$ 0